Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS III
Central Index Key	dei_EntityCentralIndexKey	0000893818
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 29, 2011
Prospectus Date	rr_ProspectusDate	Apr 29, 2011

Investor A, Institutional | BlackRock Russell 1000 Index Fund
BlackRock Russell 1000® Index Fund
Investment Objective

The investment objective of BlackRock Russell 1000® Index Fund ("Russell 1000 Index Fund" or the "Fund"), a series of BlackRock Funds III (the "Trust"), is to match the performance of the Russell 1000® Index (the "Russell 1000"), as closely as possible before the deduction of Fund expenses.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Russell 1000 Index Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Investor A, Institutional BlackRock Russell 1000 Index Fund		Investor A Shares	Institutional Shares
Management Fee	[1]	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	[1]	0.25%	none
Other Expenses	[1][2]	0.44%	0.42%
Administration Fee	[1]	0.08%	0.08%
Miscellaneous Other Expenses	[1][2]	0.36%	0.34%
Total Annual Fund Operating Expenses	[1]	0.74%	0.47%
Fee Waivers and/or Expense Reimbursements	[1][3]	(0.26%)	(0.24%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Reimbursements	[1][3]	0.48%	0.23%
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and its share of the Russell 1000® Index Master Portfolio's (the "Master Portfolio") allocated expenses. The management fees are paid by the Master Portfolio, a series of Master Investment Portfolio ("MIP").
[2]	Other Expenses and Miscellaneous Other Expenses are estimated for the current fiscal year.
[3]	As described in the "Management of the Fund" section of the Fund's prospectus on pages 20-23, BlackRock Fund Advisors ("BFA") and BlackRock Institutional Trust Company, N.A. ("BTC") have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Fund (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.48% for Investor A Shares and 0.23% for Institutional Shares, until May 1, 2012. The Fund may have to repay some of these waivers and reimbursements to BFA and BTC in the following two years. This agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or of MIP, as applicable, or by a vote of a majority of the outstanding voting securities of the Fund or the Master Portfolio, as applicable.

Example:

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Investor A, Institutional BlackRock Russell 1000 Index Fund (USD $)	1 Year	3 Years
Investor A Shares	49	210
Institutional Shares	24	127

Portfolio Turnover:

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio's performance.

Principal Investment Strategies of the Fund

The Russell 1000 Index Fund employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 1000. The Fund will be substantially invested in equity securities in the Russell 1000, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Russell 1000 (or portions thereof). Equity securities include common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock.

The Fund will invest in the common stocks represented in the Russell 1000 in roughly the same proportions as their weightings in the Russell 1000. As of June 25, 2010, the most recent rebalance date, the companies in the Russell 1000 have a market capitalization ranging from  $1.256 billion to  $283.061 billion. The Fund may also engage in futures transactions. At times, the Fund may not invest in all of the common stocks in the Russell 1000, or in the same weightings as in the Russell 1000. At those times, the Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the Russell 1000 as a whole. The Fund may lend securities with a value up to 33 1/3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Russell 1000 is concentrated.

The Fund is a "feeder" fund that invests all of its investable assets in the Master Portfolio, which has the same investment objective and strategies as the Fund. All investments are made at the Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Fund or the term "Fund" (as applicable) to include the Master Portfolio.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Russell 1000 Index Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

■	Concentration Risk — To the extent the Fund concentrates in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

■

Futures Risk — The Fund's use of futures may reduce the Fund's returns. In these transactions, the Fund is subject to liquidity risk and correlation risk (i.e., that fluctuations in a future's value may not correlate perfectly with the change in the market value of the instruments held by the Fund).

■

Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the Russell 1000 as closely as possible, it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

■	Tracking Error Risk — The performance of the Fund may diverge from that of the Russell 1000.

Performance Information
The Russell 1000 Index Fund commenced operations on March 31, 2011, and therefore does not have performance information an investor would find useful in evaluating the risks of investing in the Fund. The Fund's primary benchmark is the Russell 1000.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS III
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Investor A, Institutional | BlackRock Russell 1000 Index Fund | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administration Fee	rr_Component1OtherExpensesOverAssets	0.08%	[1]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.36%	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	0.44%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%	[1]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.48%	[1],[3]
1 Year	rr_ExpenseExampleYear01	49
3 Years	rr_ExpenseExampleYear03	210
Investor A, Institutional | BlackRock Russell 1000 Index Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administration Fee	rr_Component1OtherExpensesOverAssets	0.08%	[1]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.34%	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	0.42%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.47%	[1]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.23%	[1],[3]
1 Year	rr_ExpenseExampleYear01	24
3 Years	rr_ExpenseExampleYear03	127
Investor A, Institutional | BlackRock Russell 1000 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BlackRock Russell 1000® Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of BlackRock Russell 1000® Index Fund ("Russell 1000 Index Fund" or the "Fund"), a series of BlackRock Funds III (the "Trust"), is to match the performance of the Russell 1000® Index (the "Russell 1000"), as closely as possible before the deduction of Fund expenses.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Russell 1000 Index Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Russell 1000 Index Fund employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 1000. The Fund will be substantially invested in equity securities in the Russell 1000, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Russell 1000 (or portions thereof). Equity securities include common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock.

The Fund will invest in the common stocks represented in the Russell 1000 in roughly the same proportions as their weightings in the Russell 1000. As of June 25, 2010, the most recent rebalance date, the companies in the Russell 1000 have a market capitalization ranging from  $1.256 billion to  $283.061 billion. The Fund may also engage in futures transactions. At times, the Fund may not invest in all of the common stocks in the Russell 1000, or in the same weightings as in the Russell 1000. At those times, the Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the Russell 1000 as a whole. The Fund may lend securities with a value up to 33 1/3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Russell 1000 is concentrated.

The Fund is a "feeder" fund that invests all of its investable assets in the Master Portfolio, which has the same investment objective and strategies as the Fund. All investments are made at the Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Fund or the term "Fund" (as applicable) to include the Master Portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will be substantially invested in equity securities in the Russell 1000, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Russell 1000 (or portions thereof).
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in the Russell 1000 Index Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

■	Concentration Risk — To the extent the Fund concentrates in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

■

Futures Risk — The Fund's use of futures may reduce the Fund's returns. In these transactions, the Fund is subject to liquidity risk and correlation risk (i.e., that fluctuations in a future's value may not correlate perfectly with the change in the market value of the instruments held by the Fund).

■

Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the Russell 1000 as closely as possible, it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

■	Tracking Error Risk — The performance of the Fund may diverge from that of the Russell 1000.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Russell 1000 Index Fund commenced operations on March 31, 2011, and therefore does not have performance information an investor would find useful in evaluating the risks of investing in the Fund. The Fund's primary benchmark is the Russell 1000.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Russell 1000 Index Fund commenced operations on March 31, 2011, and therefore does not have performance information an investor would find useful in evaluating the risks of investing in the Fund.

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and its share of the Russell 1000® Index Master Portfolio's (the "Master Portfolio") allocated expenses. The management fees are paid by the Master Portfolio, a series of Master Investment Portfolio ("MIP").
[2]	Other Expenses and Miscellaneous Other Expenses are estimated for the current fiscal year.
[3]	As described in the "Management of the Fund" section of the Fund's prospectus on pages 20-23, BlackRock Fund Advisors ("BFA") and BlackRock Institutional Trust Company, N.A. ("BTC") have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Fund (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.48% for Investor A Shares and 0.23% for Institutional Shares, until May 1, 2012. The Fund may have to repay some of these waivers and reimbursements to BFA and BTC in the following two years. This agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or of MIP, as applicable, or by a vote of a majority of the outstanding voting securities of the Fund or the Master Portfolio, as applicable.

Class K | BlackRock Russell 1000 Index Fund
BlackRock Russell 1000® Index Fund
Investment Objective

The investment objective of BlackRock Russell 1000® Index Fund ("Russell 1000 Index Fund" or the "Fund"), a series of BlackRock Funds III (the "Trust"), is to match the performance of the Russell 1000® Index (the "Russell 1000"), as closely as possible before the deduction of Fund expenses.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Russell 1000 Index Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BlackRock Russell 1000 Index Fund		Class K Class K shares
Management Fee	[1]	0.05%
Distribution and/or Service (12b-1) Fees	[1]	none
Other Expenses	[1][2]	0.41%
Administration Fee	[1]	0.08%
Miscellaneous Other Expenses	[1][2]	0.33%
Total Annual Fund Operating Expenses	[1]	0.46%
Fee Waivers and/or Expense Reimbursements	[1][3]	(0.28%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][3]	0.18%
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and its share of the Russell 1000® Index Master Portfolio's (the "Master Portfolio") allocated expenses. The management fees are paid by the Master Portfolio, a series of Master Investment Portfolio ("MIP").
[2]	Other Expenses and Miscellaneous Other Expenses are estimated for the current fiscal year.
[3]	As described in the "Management of the Fund" section of the Fund's prospectus on pages 14-17, BlackRock Fund Advisors ("BFA") and BlackRock Institutional Trust Company, N.A. ("BTC") have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Fund (excluding Dividend Expenses, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.18% of average daily net assets for Class K Shares until May 1, 2012. The Fund may have to repay some of these waivers and reimbursements to BFA and BTC in the following two years. This agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or of MIP, as applicable, or by a vote of a majority of the outstanding voting securities of the Fund or the Master Portfolio, as applicable.

Example:

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - - (USD $)	1 Year	3 Years
Class K BlackRock Russell 1000 Index Fund Class K shares	18	119

Portfolio Turnover:

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio's performance.

Principal Investment Strategies of the Fund

The Russell 1000 Index Fund employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 1000. The Fund will be substantially invested in equity securities in the Russell 1000, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Russell 1000 (or portions thereof). Equity securities include common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock.

The Fund will invest in the common stocks represented in the Russell 1000 in roughly the same proportions as their weightings in the Russell 1000. As of May 31, 2010, the most recent rebalance date, the companies in the Russell 1000 have a market capitalization ranging from  $1.256 billion to  $283.061 billion. The Fund also may engage in futures transactions. At times, the Fund may not invest in all of the common stocks in the Russell 1000, or in the same weightings as in the Russell 1000. At those times, the Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the Russell 1000 as a whole. The Fund may lend securities with a value up to 33 1/3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Russell 1000 is concentrated.

The Fund is a "feeder" fund that invests all of its investable assets in the Master Portfolio, which has the same investment objective and strategies as the Fund. All investments are made at the Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Fund or the term "Fund" (as applicable) to include the Master Portfolio.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Russell 1000 Index Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

■	Concentration Risk — To the extent the Fund concentrates in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

■

Futures Risk — The Fund's use of futures may reduce the Fund's returns. In these transactions, the Fund is subject to liquidity risk and correlation risk (i.e., that fluctuations in a future's value may not correlate perfectly with the change in the market value of the instruments held by the Fund).

■

Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the Russell 1000 Index as closely as possible, it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

■	Tracking Error Risk — The performance of the Fund may diverge from that of the Russell 1000.

Performance Information

The Russell 1000 Index Fund commenced operations on March 31, 2011, and therefore does not have performance information an investor would find useful in evaluating the risks of investing in the Fund. The Fund's primary benchmark is the Russell 1000.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS III
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Class K | BlackRock Russell 1000 Index Fund | Class K shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.41%	[1],[2]
Administration Fee	rr_Component1OtherExpensesOverAssets	0.08%	[1]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.33%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.46%	[1]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.18%	[1],[3]
1 Year	rr_ExpenseExampleYear01	18
3 Years	rr_ExpenseExampleYear03	119
Class K | BlackRock Russell 1000 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BlackRock Russell 1000® Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of BlackRock Russell 1000® Index Fund ("Russell 1000 Index Fund" or the "Fund"), a series of BlackRock Funds III (the "Trust"), is to match the performance of the Russell 1000® Index (the "Russell 1000"), as closely as possible before the deduction of Fund expenses.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Russell 1000 Index Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Russell 1000 Index Fund employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 1000. The Fund will be substantially invested in equity securities in the Russell 1000, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Russell 1000 (or portions thereof). Equity securities include common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock.

The Fund will invest in the common stocks represented in the Russell 1000 in roughly the same proportions as their weightings in the Russell 1000. As of May 31, 2010, the most recent rebalance date, the companies in the Russell 1000 have a market capitalization ranging from  $1.256 billion to  $283.061 billion. The Fund also may engage in futures transactions. At times, the Fund may not invest in all of the common stocks in the Russell 1000, or in the same weightings as in the Russell 1000. At those times, the Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the Russell 1000 as a whole. The Fund may lend securities with a value up to 33 1/3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Russell 1000 is concentrated.

The Fund is a "feeder" fund that invests all of its investable assets in the Master Portfolio, which has the same investment objective and strategies as the Fund. All investments are made at the Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Fund or the term "Fund" (as applicable) to include the Master Portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will be substantially invested in equity securities in the Russell 1000, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Russell 1000 (or portions thereof).
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in the Russell 1000 Index Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

■	Concentration Risk — To the extent the Fund concentrates in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

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Futures Risk — The Fund's use of futures may reduce the Fund's returns. In these transactions, the Fund is subject to liquidity risk and correlation risk (i.e., that fluctuations in a future's value may not correlate perfectly with the change in the market value of the instruments held by the Fund).

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Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the Russell 1000 Index as closely as possible, it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

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Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

■	Tracking Error Risk — The performance of the Fund may diverge from that of the Russell 1000.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Russell 1000 Index Fund commenced operations on March 31, 2011, and therefore does not have performance information an investor would find useful in evaluating the risks of investing in the Fund. The Fund's primary benchmark is the Russell 1000.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Russell 1000 Index Fund commenced operations on March 31, 2011, and therefore does not have performance information an investor would find useful in evaluating the risks of investing in the Fund.

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and its share of the Russell 1000® Index Master Portfolio's (the "Master Portfolio") allocated expenses. The management fees are paid by the Master Portfolio, a series of Master Investment Portfolio ("MIP").
[2]	Other Expenses and Miscellaneous Other Expenses are estimated for the current fiscal year.
[3]	As described in the "Management of the Fund" section of the Fund's prospectus on pages 14-17, BlackRock Fund Advisors ("BFA") and BlackRock Institutional Trust Company, N.A. ("BTC") have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Fund (excluding Dividend Expenses, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.18% of average daily net assets for Class K Shares until May 1, 2012. The Fund may have to repay some of these waivers and reimbursements to BFA and BTC in the following two years. This agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or of MIP, as applicable, or by a vote of a majority of the outstanding voting securities of the Fund or the Master Portfolio, as applicable.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011